Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-1900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-1900
Contact Personnel Name	Saundra Pelletier